Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued liabilities [Abstract]
Accrued bonus	$ 702	$ 1,955
Accrued salary and other employee liabilities	625	428
Accrued accounts payable	968	6,210
Accrued cash interest and unfunded fees	1,068
Other accrued liabilities	198	136
Total accrued liabilities	$ 3,561	$ 8,729